Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Fiscal Year (1)	Summary Compensation Table Total for PEO Mr. Luke Ledbetter	Compensation Actually Paid to PEO Mr. Luke Ledbetter	Average Summary Compensation Table for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(2)	Net income (loss) (in thousands)
2025	$1,526,341	$1,526,341	$1,450,119	$1,450,119	$44.50	$46,725

Named Executive Officers, Footnote	Information for years prior to 2025 is not included because we were not a public reporting company until May 27, 2025. Mr. Luke Ledbetter has served as the Chief Executive Officer and Principal Executive Officer since May 27, 2025.
Non-PEO NEO Average Total Compensation Amount	$ 1,450,119
Non-PEO NEO Average Compensation Actually Paid Amount	1,450,119
Total Shareholder Return Amount	44.50
Net Income (Loss)	$ 46,725,000
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the illustration assumes $100 was invested on May 27, 2025 in our Common Shares. Historic common share price performance is not necessarily indicative of future common share price performance.
Luke Ledbetter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,526,341
PEO Actually Paid Compensation Amount	$ 1,526,341